Investment Properties - Summary of Changes in Investment Properties (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Investment Property [Line Items]
Balances at beginning of the year	₱ 3,000	₱ 1,315
Net gains (losses) from fair value adjustments charged to other comprehensive income	3,594	2,093
Net gains (losses) from fair value adjustments charged to profit or loss	352	23
Transfers from (to) property and equipment	851	(417)
Disposals during the year	(8)	(14)
Balances at end of the year	7,789	3,000
Land [Member]
Disclosure Of Investment Property [Line Items]
Balances at beginning of the year	2,882	1,184
Net gains (losses) from fair value adjustments charged to other comprehensive income	3,386	2,093
Net gains (losses) from fair value adjustments charged to profit or loss	346	17
Transfers from (to) property and equipment	464	(398)
Disposals during the year	(8)	(14)
Balances at end of the year	7,070	2,882
Land Improvements [Member]
Disclosure Of Investment Property [Line Items]
Balances at beginning of the year	12	12
Net gains (losses) from fair value adjustments charged to other comprehensive income	(90)
Net gains (losses) from fair value adjustments charged to profit or loss	(1)
Transfers from (to) property and equipment	168
Balances at end of the year	89	12
Building [Member]
Disclosure Of Investment Property [Line Items]
Balances at beginning of the year	106	119
Net gains (losses) from fair value adjustments charged to other comprehensive income	298
Net gains (losses) from fair value adjustments charged to profit or loss	7	6
Transfers from (to) property and equipment	219	(19)
Balances at end of the year	₱ 630	₱ 106